SHORT-TERM AND LONG-TERM DEBT - LONG-TERM DEBT (DETAILS) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013		Jun. 30, 2012
LONG-TERM DEBT
Current portion of long-term debt	$ (4,506)		$ (4,083)
LONG-TERM DEBT	19,111		21,080
Long-term weighted average interest rates	3.30%	[1]	3.30%	[1]
Floating Rate Note due February 2014 [Member]
LONG-TERM DEBT
Long-term notes	2,000		1,000
4.50% EUR note due May 2014
LONG-TERM DEBT
Long-term notes	1,960		1,887
4.95% USD note due August 2014
LONG-TERM DEBT
Long-term notes	900		900
0.70% USD note due August 2014 [Member]
LONG-TERM DEBT
Long-term notes	1,000		1,000
3.50% USD note due February 2015
LONG-TERM DEBT
Long-term notes	750		750
0.95% JPY note due May 2015
LONG-TERM DEBT
Long-term notes	1,012		1,261
3.15% USD Note Due September 2015
LONG-TERM DEBT
Long-term notes	500		500
1.80% USD note due November 2015 [Member]
LONG-TERM DEBT
Long-term notes	1,000		1,000
4.85% USD note due December 2015
LONG-TERM DEBT
Long-term notes	700		700
1.45% USD note due August 2016 [Member]
LONG-TERM DEBT
Long-term notes	1,000		1,000
5.13% EUR note due October 2017
LONG-TERM DEBT
Long-term notes	1,437		1,383
4.70% USD note due February 2019
LONG-TERM DEBT
Long-term notes	1,250		1,250
4.13% EUR note due December 2020
LONG-TERM DEBT
Long-term notes	784		755
4.88% EUR note due May 2027
LONG-TERM DEBT
Long-term notes	1,307		1,258
6.25% GBP note due January 2030
LONG-TERM DEBT
Long-term notes	764		780
5.50% USD note due February 2034
LONG-TERM DEBT
Long-term notes	500		500
9.36% ESOP Debentures Due 2013 To 2021 [Member]
LONG-TERM DEBT
Long-term notes	701	[2]	757	[2]
2.30% USD note due Feb 2022 [Member]
LONG-TERM DEBT
Long-term notes	1,000		1,000
2.00% EUR note due Aug 2022 [Member]
LONG-TERM DEBT
Long-term notes	1,307		0
5.80% USD note due August 2034
LONG-TERM DEBT
Long-term notes	600		600
5.55% USD note due March 2037
LONG-TERM DEBT
Long-term notes	1,400		1,400
Capital Lease Obligations [Member]
LONG-TERM DEBT
All other long-term debt	31		45
All Other Long Term Debt [Member]
LONG-TERM DEBT
All other long-term debt	1,714		5,437
Current Portion of Long Term Debt [Member]
LONG-TERM DEBT
All other long-term debt	$ (4,506)		$ (4,083)

[1]	Weighted average long-term interest rates include the effects of interest rate swaps discussed in Note 5.
[2]	(1) Debt issued by the ESOP is guaranteed by the Company and must be recorded as debt of the Company as discussed in N